Accounting policies - Basis of consolidation (Details)	12 Months Ended
Dec. 31, 2021
Project Quasar Investment 2017 S.L.
Subsidiaries and joint ventures
Ownership interest (as a percent)	49.00%
Luri 1, S.A.
Subsidiaries and joint ventures
Ownership interest (as a percent)	46.00%
Maximum | Luri 1, S.A.
Subsidiaries and joint ventures
Voting rights (as a percent)	50.00%